Derivative Assets And Collateral Received (Details) - USD ($)		Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Gross amounts of recognized assets		$ 134,088,000	$ 181,866,000
Derivative Assets not subject to master netting agreements		2,400,000	3,000,000
Derivatives, Interest Rate Contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	[1]	131,731,000	178,837,000
Gross amounts offset in the Statement of Condition	[1]	0	0
Net amounts of assets presented in the Statement of Condition	[1],[2]	131,731,000	178,837,000
Derivative liabilities available for offset	[1]	(15,768,000)	(68,216,000)
Collateral Received	[1]	(114,230,000)	(110,621,000)
Net amount	[1]	$ 1,733,000	$ 0

[1]	2014 and 2013 are comprised entirely of interest rate derivative contracts.
[2]	In cluded in Derivative Assets on the Consolidated Statements of Condition. As of December 31 , 201 4 and 201 3 , $ 2 . 4 million and $ 3.0 million, respectively, of derivative assets (primarily capital markets forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.